CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets amortization	$ 9,671	$ 7,359	$ 1,298
Interest income
Loans and leases, including fees	499,009	447,187	280,111
Investment securities
Taxable	90,168	79,076	50,568
Tax-exempt	17,596	13,428	5,918
Total interest on investment securities	107,764	92,504	56,486
Other earning assets	805	691	(3,524)
Total interest income	607,578	540,382	333,073
Interest expense
Deposits	79,032	56,962	35,182
Short-term borrowings	25,235	18,033	8,193
Long-term borrowings	19,057	16,152	6,153
Total interest expense	123,324	91,147	49,528
Net interest income	484,254	449,235	283,545
Provision for loan and lease losses	30,598	14,586	3,582
Net interest income after provision for loan and lease losses	453,656	434,649	279,963
Noninterest income
Service charges on deposit accounts	37,939	35,108	19,775
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	15,644	15,082	14,073
Bankcard income	18,804	20,245	13,298
Client derivative fees	15,662	7,682	6,418
Foreign exchange income	7,739	0	0
Net gain from sales of loans	14,851	6,071	5,169
Net gain (loss) on sales/transfers of investment securities	(406)	(161)	1,649
Other	21,140	19,355	15,760
Total noninterest income	131,373	103,382	76,142
Noninterest expenses
Salaries and employee benefits	209,061	188,990	137,240
Net occupancy	24,069	24,215	17,397
Furniture and equipment	15,903	14,908	8,443
Data processing	21,881	28,077	14,022
Marketing	6,908	7,598	3,201
Communication	3,267	3,167	1,819
Professional services	11,254	12,272	15,023
State intangible tax	5,829	4,152	2,655
FDIC assessments	1,973	3,969	3,944
Other	32,351	29,103	34,900
Total noninterest expenses	342,167	323,810	239,942
Income before income taxes	242,862	214,221	116,163
Income tax expense	44,787	41,626	19,376
Net income	$ 198,075	$ 172,595	$ 96,787
Earnings per common share
Basic	$ 2.01	$ 1.95	$ 1.57
Diluted	$ 2.00	$ 1.93	$ 1.56
Average common shares outstanding - basic	98,305,570	88,582,090	61,529,460
Average common shares outstanding - diluted	98,851,471	89,614,205	62,171,590